Basis of preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
1.1 Principal accounting policies and key accounting estimates

The consolidated financial statements included in this Annual Report have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS as endorsed by the EU and further requirements in the Danish Financial Statements Act.

Measurement basis
The consolidated financial statements have been prepared on the historical cost basis except for derivative financial instruments, equity investments, marketable securities and trade receivables in a factoring portfolio, which are measured at fair value. Except for the changes described in note 1.2, the principal accounting policies set out below have been applied consistently in the preparation of the consolidated financial statements for all the years presented. The general accounting policies are described in note 5.6.

Principal accounting policies
Novo Nordisk’s accounting policies are described in each of the individual notes to the consolidated financial statements. Accounting policies listed in the table below are regarded as the principal accounting policies applied by Management.

Principal accounting policies	Key accounting estimates and judgements	Estimation risk	Note
US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	High	2.1
Intangible assets from acquisition of businesses	Estimate in determining the fair value of intangible assets when acquiring assets in a business combination	High	5.3
Income taxes and deferred income taxes	Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	Medium	3.4
Intangible assets	Estimate regarding impairment of assets and judgement of whether a transaction is an asset acquisition or a business combination	Low	3.1
Inventories	Estimate of indirect production costs capitalised and inventory write-down	Low	3.2
Key accounting estimates and judgements
The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements. Given the uncertainties inherent in Novo Nordisk’s business activities, Management must make certain estimates regarding valuation and make judgements on the reported amounts of assets, liabilities, net sales, expenses and related disclosures.

The key accounting estimates identified are those that have a significant risk of resulting in a material adjustment to the measurement of assets and liabilities in the following reporting period. An example being the estimation of US sales deductions and provisions for sales rebates.

Management bases its estimates on historical experience and various other assumptions that are held to be reasonable under the circumstances. The estimates and underlying assumptions are reviewed on an ongoing basis. If necessary, changes are recognised in the period in which the estimate is revised. Management considers the key accounting estimates to be reasonable and appropriate based on currently available information. The actual amounts may differ from the amounts estimated as more detailed information becomes available.

In addition, Management makes judgements in the process of applying the entity’s accounting policies, for example the classification of a transaction as an asset acquisition or a business combination.

Management regards those listed below as the key accounting
estimates and judgements used in the preparation of the consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.
Applying materiality
The consolidated financial statements are a result of processing large numbers of transactions and aggregating those transactions into classes according to their nature or function. The transactions are presented in classes of similar items in the consolidated financial statements. If a line item is not individually material, it is aggregated with other items of a similar nature in the consolidated financial statements or in the notes.

Management provides specific disclosures required by IFRS unless the information is not applicable or is considered immaterial to the decision-making of the primary users of these financial statements.
1.2 Changes in accounting policies and disclosures

Adoption of new or amended IFRSs
Management has assessed the impact of new or amended and revised accounting standards and interpretations (IFRSs) issued by the IASB and IFRSs endorsed by the European Union effective on or after 1 January 2021.
It is assessed that application of amendments effective from 1 January 2021 has not had a material impact on the consolidated financial statements for 2021. Furthermore, Management does not anticipate any significant impact on future periods from the adoption of these amendments.